Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income taxes	[1]	₩ 802,997	₩ 932,085	₩ 2,470,416
Deferred income tax due to temporary differences		3,631	(407,958)	(153,919)
Items recognized directly in equity		(17,261)	(62,593)	(102,670)
Income tax expense		₩ 789,367	₩ 461,534	₩ 2,213,827

[1]	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.